UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   Scudder Flag Investors Communications Fund

Investment Company Act file number  811-03883

                Scudder Flag Investors Communications Fund, Inc.
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  7/1/03-6/30/04
                         ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ProxyEdge -  Investment Company Report                   Report Date: 07/16/2004
Meeting Date Range: 07/01/2003 to 06/30/2004
Selected Accounts: Scudder Flag Invest Comm


------------------------------------------------------------------------------------------------------------------------------------
MASTEC, INC.                                                                    MTZ                 Special Meeting Date: 12/10/2003
Issuer: 576323                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVE THE ADOPTION OF THE MASTEC, INC. AMENDED                      Management          Against             Yes
          AND RESTATED 2003 STOCK INCENTIVE PLAN FOR NON-EMPLOYEES,
          AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.



------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTERNATIONAL I                                            Q                    Annual Meeting Date: 12/16/2003
Issuer: 749121                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF THE QWEST COMMUNICATIONS INTERNATIONAL                    Management            For               No
          INC. AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE
          PLAN

   03     SHAREOWNER PROPOSAL-REQUESTING WE EXCLUDE  PENSION                    Shareholder           For               No
          CREDITS FROM NET INCOME WHEN DETERMINING ANNUAL
          OR SHORT-TERM INCENTIVE COMPENSATION FOR EXECUTIVE
          OFFICERS

   04     SHAREOWNER PROPOSAL-REQUESTING WE TAKE NECESSARY                      Shareholder           For               No
          STEPS TO DECLASSIFY THE BOARD OF DIRECTORS

   05     SHAREOWNER PROPOSAL-REQUESTING SHAREHOLDER APPROVAL                   Shareholder           For               No
          FOR CERTAIN FUTURE SEVERANCE AGREEMENTS TO EXECUTIVE
          OFFICERS.

   06     SHAREOWNER PROPOSAL-REQUESTING THE SUBSTANTIAL                        Shareholder           For               Yes
          MAJORITY OF THE BOARD OF DIRECTORS BE  INDEPENDENT

   07     SHAREOWNER PROPOSAL-REQUESTING ALL FUTURE STOCK                       Shareholder         Against             No
          OPTION GRANTS TO SENIOR EXECUTIVES BE PERFORMANCE
          BASED

   08     SHAREOWNER PROPOSAL-REQUESTING THAT SOME PORTION                      Shareholder           For               Yes
          OF FUTURE STOCK OPTION GRANTS TO SENIOR EXECUTIVES
          BE PERFORMANCE BASED

   09     SHAREOWNER PROPOSAL-REQUESTING THE EXPENSING                          Shareholder           For               Yes
          IN ANNUAL INCOME STATEMENTS OF THE COST OF FUTURE
          STOCK OPTION GRANTS



------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORPORATION                                                               NOK                  Annual Meeting Date: 03/25/2004
Issuer: 654902                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   1A     APPROVAL OF THE INCOME STATEMENTS AND THE BALANCE                     Management            For               No
          SHEETS.

   1B     APPROVAL OF A DIVIDEND OF EUR 0.30 PER SHARE.                         Management            For               No

   1C     APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE                        Management            For               No
          MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT
          FROM LIABILITY.

   1E     DIRECTOR                                                              Management            For               No

   1G     APPROVAL OF THE APPOINTMENT OF THE AUDITOR. (                         Management            For               No
          FOR  AND  ABSTAIN  ARE THE ONLY VALID VOTING OPTIONS)

    2     APPROVAL OF THE PROPOSAL OF THE BOARD TO REDUCE                       Shareholder           For               No
          THE SHARE CAPITAL THROUGH CANCELLATION OF NOKIA
          SHARES HELD BY THE COMPANY

    3     APPROVAL OF THE AUTHORIZATION TO THE BOARD TO                         Shareholder           For               No
          INCREASE THE SHARE CAPITAL OF THE COMPANY.

    4     APPROVAL OF THE AUTHORIZATION TO THE BOARD TO                         Shareholder           For               No
          REPURCHASE NOKIA SHARES.

    5     APPROVAL OF THE AUTHORIZATION TO THE BOARD TO                         Shareholder           For               No
          DISPOSE NOKIA SHARES HELD BY THE COMPANY.

    6     APPROVAL OF THE PROPOSAL OF THE BOARD TO INCREASE                     Shareholder           For               No
          THE CAPITAL OF THE FOUNDATION OF NOKIA CORPORATION.

    7     MARK THE  FOR  BOX IF YOU WISH TO INSTRUCT THE                        Management          Against
          DEPOSITARY TO GIVE A PROXY TO ANY ONE OF MARIANNA
          UOTINEN-TARKOMA, ESA KAUNISTOLA, BOTH LEGAL COUNSELS OF NOKIA
          CORPORATION, TO AUTHORIZE ANY OF THEM (WITH FULL POWER OF
          SUBSTITUTION) TO VOTE, IN THEIR DISCRETION, ON YOUR BEHALF ONLY UPON
          ITEM 7 OF THE ANNUAL MEETING AND ANY ADJOURNMENTS OR POSTPONEMENT
          THEREOF.



------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATI                                            FRE                  Annual Meeting Date: 03/31/2004
Issuer: 313400                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS                 Management            For               No
          LLP AS INDEPENDENT AUDITORS FOR THE YEAR 2003



------------------------------------------------------------------------------------------------------------------------------------
ADTRAN, INC.                                                                    ADTN                 Annual Meeting Date: 04/15/2004
Issuer: 00738A                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS                      Management            For               No
          LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR
          THE FISCAL YEAR ENDING DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORPORATION                                                             CD                   Annual Meeting Date: 04/20/2004
Issuer: 151313                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     TO APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION                Management            For               No
          AND BY-LAWS OF THE COMPANY TO ELIMINATE CLASSIFICATION
          OF THE BOARD OF DIRECTORS OF THE COMPANY.

   03     TO RATIFY AND APPROVE THE APPOINTMENT OF DELOITTE                     Management            For               No
          & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS
          FOR THE YEAR ENDING DECEMBER 31, 2004.

   04     STOCKHOLDER PROPOSAL REGARDING THE SEPARATION                         Shareholder           For               Yes
          OF THE OFFICES OF CHIEF EXECUTIVE OFFICER AND
          CHAIRMAN.

   05     STOCKHOLDER PROPOSAL REGARDING CHIEF EXECUTIVE                        Shareholder         Against             No
          OFFICER COMPENSATION.



------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORPORATION                                                              FON                  Annual Meeting Date: 04/20/2004
Issuer: 852061                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT                      Management            For               No
          AUDITORS OF SPRINT FOR 2004

   03     STOCKHOLDER PROPOSAL CONCERNING STOCK OPTION INDEXING                 Shareholder         Against             No

   04     STOCKHOLDER PROPOSAL CONCERNING CEO PAY CAP                           Shareholder         Against             No

   05     STOCKHOLDER PROPOSAL CONCERNING INDEPENDENT CHAIRMAN                  Shareholder           For               Yes

   06     STOCKHOLDER PROPOSAL CONCERNING REPORT ON OUTSOURCING                 Shareholder         Against             No
          OFF-SHORE



------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC.                                                            CBB                  Annual Meeting Date: 04/23/2004
Issuer: 171871                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No



------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL CORPORATION                                               COF                  Annual Meeting Date: 04/29/2004
Issuer: 14040H                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT                      Management            For               No
          AUDITORS OF THE CORPORATION FOR 2004.

   03     APPROVAL OF CAPITAL ONE S 2004 STOCK INCENTIVE                        Management          Against             Yes
          PLAN.



------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA, S.A.                                                                TEF                  Annual Meeting Date: 04/30/2004
Issuer: 879382                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVAL OF THE ANNUAL ACCOUNTS AND OF THE MANAGEMENT                 Management            For               No
          REPORT OF TELEFONICA, S.A.  AND OF ITS CONSOLIDATED
          GROUP OF COMPANIES, AS WELL AS THE PROPOSAL FOR THE APPLICATION OF THE
          RESULTS OF TELEFONICA, S.A., AND THAT OF THE MANAGEMENT OF ITS BOARD
          OF DIRECTORS CORRESPONDING TO THE FISCAL YEAR 2003.

   02     APPROVAL OF THE SHAREHOLDER REMUNERATION: DISTRIBUTION                Management            For               No
          OF DIVIDENDS FROM 2003 NET INCOME AND FROM THE
          ADDITIONAL PAID-IN-CAPITAL RESERVE.

   03     APPROVAL OF THE DESIGNATION OF THE ACCOUNTS AUDITOR                   Management            For               No
          FOR THE 2004 FISCAL YEAR.

   04     APPROVAL OF THE AUTHORIZATION FOR THE ACQUISITION                     Management            For               No
          OF TREASURY STOCK, DIRECTLY OR THROUGH GROUP COMPANIES.

   05     APPROVAL, IF APPROPRIATE, OF THE REGULATIONS                          Management            For               No
          OF THE GENERAL MEETING OF SHAREHOLDERS OF  TELEFONICA,
          S.A. .

   06     DELEGATION OF POWERS FOR THE FORMALIZING, INTERPRETING,               Management            For               No
          CORRECTING AND EXECUTING OF THE RESOLUTIONS ADOPTED
          BY THE ANNUAL GENERAL SHAREHOLDERS  MEETING.



------------------------------------------------------------------------------------------------------------------------------------
R.H. DONNELLEY CORPORATION                                                      RHD                  Annual Meeting Date: 05/05/2004
Issuer: 74955W                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS             Management            For               No
          LLP AS INDEPENDENT ACCOUNTANTS FOR 2004.

   03     STOCKHOLDER PROPOSAL REGARDING REDEMPTION OF                          Shareholder           For               Yes
          RIGHTS UNDER THE COMPANY S RIGHTS PLAN.



------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORPORATION                                                      AMT                  Annual Meeting Date: 05/06/2004
Issuer: 029912                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE                    Management            For               No
          LLP AS INDEPENDENT AUDITORS FOR 2004.



------------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL, INC.                                                                CTL                  Annual Meeting Date: 05/06/2004
Issuer: 156700                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY                    Management            For               No
          S INDEPENDENT AUDITOR FOR 2004.



------------------------------------------------------------------------------------------------------------------------------------
LEUCADIA NATIONAL CORPORATION                                                   LUK                  Annual Meeting Date: 05/11/2004
Issuer: 527288                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF THE AMENDMENT TO THE COMPANY S CERTIFICATE                Management            For               No
          OF INCORPORATION EXTENDING THE EXPIRATION DATE OF CERTAIN RESTRICTIONS
          ON THE TRANSFERABILITY OF THE COMPANY S COMMON SHARES TO DECEMBER 31,
          2024.

   03     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS               Management            For               No
          LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
          FOR 2004.



------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES, INC.                                                    AWE                  Annual Meeting Date: 05/19/2004
Issuer: 00209A                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER,                   Management            For               No
          DATED AS OF FEBRUARY 17, 2004, BY AND AMONG AT&T
          WIRELESS SERVICES, INC., CINGULAR WIRELESS CORPORATION,
          CINGULAR WIRELESS LLC, AND SOLELY WITH RESPECT
          TO SECTION 5.3, 6.1(B) AND ARTICLE IX OF THE
          AGREEMENT AND PLAN OF MERGER, SBC COMMUNICATIONS
          INC. AND BELLSOUTH CORPORATION.

   02     DIRECTOR                                                              Management            For               No

   03     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS                      Management            For               No
          LLP AS OUR INDEPENDENT AUDITORS.

   04     VOTE ON SHAREHOLDER PROPOSAL ON EXECUTIVE COMPENSATION                Shareholder         Against             No
          PROGRAM.

   05     VOTE ON SHAREHOLDER PROPOSAL ON DISCONTINUING                         Shareholder         Against             No
          CERTAIN EXECUTIVE COMPENSATION.

   06     VOTE ON SHAREHOLDER PROPOSAL ON VOTE REQUIREMENT                      Shareholder         Against             No
          FOR DIRECTOR ELECTIONS.



------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORPORATION                                                          FDC                  Annual Meeting Date: 05/19/2004
Issuer: 319963                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     THE RATIFICATION OF THE SELECTION OF ERNST &                          Management            For               No
          YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY
          FOR 2004.



------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS CORPORATION                                                 CVC                  Annual Meeting Date: 05/25/2004
Issuer: 12686C                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT                        Management            For               No
          OF KPMG LLP, AS INDEPENDENT AUDITORS OF THE COMPANY
          FOR THE FISCAL YEAR 2004.



------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTERNATIONAL I                                            Q                    Annual Meeting Date: 05/25/2004
Issuer: 749121                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     MANAGEMENT S PROPOSAL TO AMEND OUR RESTATED CERTIFICATE               Management            For               No
          OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS
          AND TO ALLOW FOR THE REMOVAL OF DIRECTORS WITHOUT
          CAUSE

   03     STOCKHOLDER PROPOSAL - REQUESTING WE AMEND OUR                        Shareholder           For               Yes
          BYLAWS TO REQUIRE THAT AN INDEPENDENT DIRECTOR
          WHO HAS NOT SERVED AS OUR CEO SERVE AS OUR CHAIRMAN

   04     STOCKHOLDER PROPOSAL - REQUESTING STOCKHOLDER                         Shareholder         Against             No
          APPROVAL FOR CERTAIN BENEFITS FOR SENIOR EXECUTIVES
          UNDER OUR NON-QUALIFIED PENSION OR SUPPLEMENTAL
          EXECUTIVE RETIREMENT PLANS

   05     STOCKHOLDER PROPOSAL - REQUESTING WE AMEND OUR                        Shareholder           For               Yes
          GOVERNANCE GUIDELINES TO PROVIDE THAT WE NOMINATE
          DIRECTORS SUCH THAT A TWO-THIRDS MAJORITY OF
          DIRECTORS WOULD BE  INDEPENDENT  UNDER THE STANDARD
          ADOPTED BY THE COUNCIL OF INSTITUTIONAL INVESTORS



------------------------------------------------------------------------------------------------------------------------------------
BCE INC.                                                                        BCE                 Special Meeting Date: 05/26/2004
Issuer: 05534B                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPOINTING DELOITTE & TOUCHE LLP AS AUDITORS                          Management            For               No

   3A     (SHAREHOLDER PROPOSAL NO. 1) DISCLOSE DIRECTORSHIPS                   Shareholder           For               No
          OF EACH NOMINEE DIRECTOR FOR PAST FIVE YEARS

   3B     (SHAREHOLDER PROPOSAL NO. 2) PROHIBIT THE CEO                         Shareholder         Against             No
          FROM SERVING ON THE BOARD OF ANOTHER LISTED COMPANY

   3C     (SHAREHOLDER PROPOSAL NO. 3) SUPPLEMENTAL DISCLOSURE                  Shareholder         Against             No
          OF EXECUTIVE PENSION PLANS

   3D     (SHAREHOLDER PROPOSAL NO. 4) REQUIRE ALL INSIDERS                     Shareholder         Against             No
          TO GIVE 10 DAYS NOTICE OF INTENT TO TRADE IN
          ANY BCE SECURITIES

   3E     (SHAREHOLDER PROPOSAL NO. 5) PROHIBIT AUDITORS                        Shareholder         Against             No
          FROM PROVIDING ANY SERVICES OTHER THAN AUDIT
          AND AUDIT-RELATED SERVICES



------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORPORATION                                                             CMCSA                Annual Meeting Date: 05/26/2004
Issuer: 20030N                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     INDEPENDENT AUDITORS.                                                 Management            For               No

   03     2002 RESTRICTED STOCK PLAN.                                           Management            For               No

   04     AMENDMENT TO ARTICLES OF INCORPORATION.                               Management            For               No

   05     ESTABLISH A TWO-THIRDS INDEPENDENT BOARD.                             Shareholder           For               Yes

   06     DISCLOSE POLITICAL CONTRIBUTIONS.                                     Shareholder         Against             No

   07     NOMINATE TWO DIRECTORS FOR EVERY OPEN DIRECTORSHIP.                   Shareholder         Against             No

   08     LIMIT COMPENSATION FOR SENIOR EXECUTIVES.                             Shareholder         Against             No

   09     ADOPT A RECAPITALIZATION PLAN.                                        Shareholder           For               Yes



------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTERNATIONAL CORP.                                                CCI                  Annual Meeting Date: 05/26/2004
Issuer: 228227                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF COMPANY S 2004 STOCK INCENTIVE PLAN.                      Management            For               No

   03     THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP                       Management            For               No
          AS THE COMPANY S INDEPENDENT CERTIFIED PUBLIC
          ACCOUNTANTS FOR 2004.

   04     STOCKHOLDER PROPOSAL REGARDING MACBRIDE PRINCIPLES.                   Shareholder         Against             No



------------------------------------------------------------------------------------------------------------------------------------
GRAY TELEVISION, INC.                                                           GTN                  Annual Meeting Date: 05/26/2004
Issuer: 389375                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     THE PROPOSAL TO APPROVE THE AMENDMENT TO THE                          Management            For               No
          GRAY TELEVISION, INC. 2002 LONG TERM INCENTIVE
          PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR
          ISSUANCE THEREUNDER BY 2,000,000 SHARES.

   03     THE PROPOSAL TO APPROVE THE AMENDMENT TO GRAY                         Shareholder           For               No
          S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF
          AUTHORIZED SHARES OF COMMON STOCK FROM 50,000,000 AUTHORIZED SHARES TO
          100,000,000 AUTHORIZED SHARES.



------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORPORATION                                                    WWCA                 Annual Meeting Date: 05/26/2004
Issuer: 95988E                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS            Management            For               No
          LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR
          2004.

   03     PROPOSAL TO APPROVE THE COMPANY S 2004 EMPLOYEE                       Management            For               No
          STOCK PURCHASE PLAN.

   04     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED                       Management          Against             Yes
          TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY
          COME BEFORE THE MEETING.



------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING COMPANY                                                       LAMR                 Annual Meeting Date: 05/27/2004
Issuer: 512815                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     PROPOSAL TO AMEND THE 1996 EQUITY INCENTIVE PLAN                      Management          Against             Yes
          TO INCREASE THE NUMBER OF SHARES OF CLASS A COMMON
          STOCK AVAILABLE FOR ISSUANCE BY 2,000,000 SHARES, FROM 8,000,000 TO
          10,000,000 SHARES.



------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS, INC.                                                     NXTL                 Annual Meeting Date: 05/27/2004
Issuer: 65332V                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF THE APPOINTMENT OF DELOITTE &                         Management            For               No
          TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS
          FOR 2004.

   03     APPROVAL OF THE NEXTEL COMMUNICATIONS, INC. AMENDED                   Management            For               No
          AND RESTATED ASSOCIATE STOCK PURCHASE PLAN.



------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM INC.                                                        TWTC                 Annual Meeting Date: 06/03/2004
Issuer: 887319                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF TIME WARNER TELECOM INC. 2004 QUALIFIED                   Management            For               No
          STOCK PURCHASE PLAN

   03     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG                          Management            For               No
          LLP TO SERVE AS COMPANY S INDEPENDENT AUDITORS
          IN 2004



------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINANCIAL, INC.                                                      PRU                  Annual Meeting Date: 06/08/2004
Issuer: 744320                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS             Management            For               No
          LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING
          DECEMBER 31, 2004.

   03     A SHAREHOLDER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS.            Shareholder         Against             No

   04     A SHAREHOLDER PROPOSAL REGARDING THE ANNUAL ELECTION                  Shareholder           For               Yes
          OF DIRECTORS.



------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORPORATION                                                       LMCB                 Annual Meeting Date: 06/09/2004
Issuer: 530718                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     APPROVAL OF THE LIBERTY MEDIA CORPORATION 2000                        Management          Against             Yes
          INCENTIVE PLAN (AS AMENDED AND RESTATED EFFECTIVE
          APRIL 19, 2004)

   03     RATIFICATION OF KPMG LLP AS OUR INDEPENDENT AUDITORS                  Management            For               No
          FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004.



------------------------------------------------------------------------------------------------------------------------------------
MICROMUSE INC.                                                                  MUSE                 Annual Meeting Date: 06/23/2004
Issuer: 595094                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                              Management            For               No

   02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE                          Management            For               No
          COMPANY S INDEPENDENT ACCOUNTANTS FOR THE FISCAL
          YEAR ENDING SEPTEMBER 30, 2004.



------------------------------------------------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO., LTD.                                                      CHT                  Annual Meeting Date: 06/25/2004
Issuer: 17133Q                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   1A     THE COMPANY S OPERATION REPORTS FOR 2003                              Management          Abstain

   1B     THE SUPERVISORS  AUDIT REPORTS ON THE COMPANY                         Management          Abstain
          S FINANCIAL STATEMENTS FOR 2003

   1C     THE COMPANY S FINANCIAL STATEMENTS FOR 2002 APPROVED                  Management          Abstain
          BY THE MINISTRY OF AUDIT OF THE REPUBLIC OF CHINA

   1D     THE ENACTMENT OF THE COMPANY S RULES OF PROCEDURE                     Management          Abstain
          FOR BOARD MEETINGS

   2A     THE COMPANY S FINANCIAL STATEMENTS FOR 2003                           Management            For

   2B     THE COMPANY S DISTRIBUTION OF EARNINGS FOR 2003                       Management            For

   3A     THE COMPANY S DRAFT PROCESS FOR ACQUISITION AND                       Management            For
          DISPOSAL OF ASSETS

   3B     AMENDMENT OF ARTICLES 2 AND 22 OF THE COMPANY                         Management            For
          S ARTICLES OF INCORPORATION

   3C     AMENDMENT OF THE COMPANY S PROCESS FOR ENDORSEMENTS                   Management            For
          AND GUARANTEES

   3D     AMENDMENT OF THE COMPANY S RULES OF PROCEDURE                         Management            For
          FOR SHAREHOLDERS MEETINGS

   3E     THE ELECTION OF THE COMPANY S DIRECTORS AND SUPERVISORS               Management            For

    4     THE ELECTION OF THE COMPANY S 4TH-TERM DIRECTORS                      Management            For
          AND SUPERVISORS (INCLUDING 15 DIRECTORS AND 4
          SUPERVISORS)

    5     EXTEMPORARY MOTIONS                                                   Management          Abstain



------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORKS INC.                                                  WLP                 Special Meeting Date: 06/28/2004
Issuer: 94973H                                 ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

 Proposal                                                                       Proposal             Vote             Against
 Number   Proposal                                                              Type                 Cast              Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     TO ADOPT THE AMENDED AND RESTATED AGREEMENT AND                       Management            For               No
          PLAN OF MERGER, EFFECTIVE AS OF OCTOBER 26, 2003,
          AMONG ANTHEM, ANTHEM HOLDING CORP AND WELLPOINT,
          AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER, AS
          MORE FULLY DESCRIBED IN THE ACCOMPANYING JOINT PROXY
          STATEMENT/PROSPECTUS.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Scudder Flag Investors Communications Fund, Inc.



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/18/04
       ---------
* Print the name and title of each signing officer under his or her signature.